Goodwill and intangible assets - Summary of Changes In Content Assets (Detail) - Content assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 1,928,113	¥ 1,561,882
Changes in carrying amount:
Additions	741,391	533,938
Acquisitions through business combinations and other	213,585	247,586
Disposals or classified as held for sale	(44,275)	(43,749)
Amortization	(535,829)	(571,008)
Impairment losses	(15,095)	(15,417)
Translation adjustment	(38,842)	214,881
Total changes	320,935	366,231
Ending Balance	2,249,048	1,928,113
Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	531,476	572,930
Changes in carrying amount:
Additions	425,914	329,104
Acquisitions through business combinations and other	1,868
Disposals or classified as held for sale	(43,614)	(35,927)
Amortization	(328,167)	(397,855)
Impairment losses	(14,449)	(13,454)
Translation adjustment	(9,886)	76,678
Total changes	31,666	(41,454)
Ending Balance	563,142	531,476
Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	124,241	112,557
Changes in carrying amount:
Additions	112,579	97,028
Disposals or classified as held for sale	(97)	(7,371)
Amortization	(110,057)	(93,240)
Impairment losses	(88)	(883)
Translation adjustment	(2,894)	16,150
Total changes	(557)	11,684
Ending Balance	123,684	124,241
Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,066,018	752,294
Changes in carrying amount:
Additions	141,927	20,842
Acquisitions through business combinations and other	202,660	229,884
Amortization	(51,825)	(43,779)
Translation adjustment	(23,970)	106,777
Total changes	268,792	313,724
Ending Balance	1,334,810	1,066,018
Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	35,656	15,986
Changes in carrying amount:
Additions	4,941	3,061
Acquisitions through business combinations and other	3,273	15,075
Disposals or classified as held for sale	(564)	(224)
Amortization	(2,760)	(1,394)
Impairment losses		(16)
Translation adjustment	(651)	3,168
Total changes	4,239	19,670
Ending Balance	39,895	35,656
Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	35,121	33,449
Changes in carrying amount:
Additions	17	146
Acquisitions through business combinations and other	5,784	2,627
Amortization	(3,639)	(3,146)
Impairment losses	(13)
Translation adjustment	(132)	2,045
Total changes	2,017	1,672
Ending Balance	37,138	35,121
Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	135,601	74,666
Changes in carrying amount:
Additions	56,013	83,757
Disposals or classified as held for sale		(227)
Amortization	(39,381)	(31,594)
Impairment losses	(545)	(1,064)
Translation adjustment	(1,309)	10,063
Total changes	14,778	60,935
Ending Balance	150,379	135,601
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	7,423,874	5,923,847
Changes in carrying amount:
Ending Balance	8,135,416	7,423,874
Gross carrying amount [member] | Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,216,247	4,320,022
Changes in carrying amount:
Ending Balance	5,522,693	5,216,247
Gross carrying amount [member] | Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	528,970	419,025
Changes in carrying amount:
Ending Balance	555,679	528,970
Gross carrying amount [member] | Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,401,970	1,008,942
Changes in carrying amount:
Ending Balance	1,716,674	1,401,970
Gross carrying amount [member] | Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	54,131	32,484
Changes in carrying amount:
Ending Balance	61,012	54,131
Gross carrying amount [member] | Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	52,498	45,988
Changes in carrying amount:
Ending Balance	57,952	52,498
Gross carrying amount [member] | Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	170,058	97,386
Changes in carrying amount:
Ending Balance	221,406	170,058
Accumulated amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(5,495,761)	(4,361,965)
Changes in carrying amount:
Ending Balance	(5,886,368)	(5,495,761)
Accumulated amortization and impairment losses [member] | Film costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(4,684,771)	(3,747,092)
Changes in carrying amount:
Ending Balance	(4,959,551)	(4,684,771)
Accumulated amortization and impairment losses [member] | Broadcasting rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(404,729)	(306,468)
Changes in carrying amount:
Ending Balance	(431,995)	(404,729)
Accumulated amortization and impairment losses [member] | Music catalogs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(335,952)	(256,648)
Changes in carrying amount:
Ending Balance	(381,864)	(335,952)
Accumulated amortization and impairment losses [member] | Artist contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(18,475)	(16,498)
Changes in carrying amount:
Ending Balance	(21,117)	(18,475)
Accumulated amortization and impairment losses [member] | Music distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(17,377)	(12,539)
Changes in carrying amount:
Ending Balance	(20,814)	(17,377)
Accumulated amortization and impairment losses [member] | Game content [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(34,457)	(22,720)
Changes in carrying amount:
Ending Balance	¥ (71,027)	¥ (34,457)